Intangible assets excluding goodwill - Text Details (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets excluding goodwill [Line Items]
Acquisitions	€ 0	€ 40,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	188,000,000	16,000,000
Intangible assets excluding goodwill	€ 2,982,000,000	€ 3,190,000,000	€ 3,526,000,000
Brand names, customer relationships, technology and other intangible assets
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	8 years 6 months	9 years 3 months 18 days
Customer relationships
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0	€ 0
Intangible assets excluding goodwill	823,000,000	875,000,000	1,070,000,000
Customer relationships | Image Guided Therapy business group
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 256,000,000	€ 261,000,000
Remaining amortisation period of intangible assets material to entity	13 years	14 years
Customer relationships | BioTelemetry
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 316,000,000	€ 327,000,000
Remaining amortisation period of intangible assets material to entity	12 years	13 years
Technology
Intangible assets excluding goodwill [Line Items]
Acquisitions		€ 40,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 135,000,000	0
Intangible assets excluding goodwill	855,000,000	1,013,000,000	€ 1,102,000,000
Technology | Image Guided Therapy business group
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 164,000,000	€ 175,000,000
Remaining amortisation period of intangible assets material to entity	8 years	9 years
Technology | BioTelemetry
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 108,000,000	€ 123,000,000
Remaining amortisation period of intangible assets material to entity	8 years	9 years